Disposal of Elite (Tables)	12 Months Ended
Jun. 30, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of assets and liabilities and income from operations classified as discontinued operation
	For the Years Ended June 30,
	2020	2019	2018
Discontinued Operations:
Revenue	$-	$20,115,554	$38,452,206
Cost of revenues	-	(19,692,138)	(36,488,874)
Selling expenses	-	(1,501,110)	(2,383,372)
General and administrative expenses	-	(1,417,608)	(2,359,160)
Allowance for doubtful accounts and obsolescence stock	-	(6,721,854)	(77,808,582)
Other expenses, net	-	(140,264)	(1,618,258)
Income tax benefits	-	-	-
Net gain from discontinued operations	-	37,845,726	-
Net income (loss) from discontinued operations	$-	$28,488,305	$(82,206,040)